Summary of Significant Accounting Policies (Details Narrative)			3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2025 USD ($) shares	Oct. 22, 2025 USD ($) shares	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) Segments	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) Segments shares	Dec. 31, 2024 USD ($) shares
Product Information [Line Items]
Number of operating segment | Segments					1		1
Advertising costs			$ 22,000	$ 11,000	$ 54,000	$ 20,000	$ 61,800	$ 126,200
Asset Acquisition, Consideration Transferred, Transaction Cost	$ 1,873,000	$ 1,873,000
Research and development expense			292,000	$ 159,000	590,000	324,000	720,000	732,000
Cash	4,221,000	9,400,000	368,000		368,000		4,221,000	500,000
Cash for operating activities					3,511,000	$ 149,000	5,529,000	2,201,000
Accumulated deficit	$ 35,145,000		$ 38,950,000		$ 38,950,000		$ 35,145,000	$ 34,217,000
Cash		$ 14,000,000.0
Treasury stock, shares | shares		438,903						438,903
Treasury stock, value		$ 2,900,000						$ 2,903,000
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Three Customers [Member]
Product Information [Line Items]
Concentration risk, percentage					45.50%		47.64%	47.64%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Four Customers [Member]
Product Information [Line Items]
Concentration risk, percentage							61.60%	61.60%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Three Customer [Member]
Product Information [Line Items]
Concentration risk, percentage							47.60%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Three Customers [Member]
Product Information [Line Items]
Concentration risk, percentage					36.30%	52.90%	42.20%	42.20%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Four Customers [Member]
Product Information [Line Items]
Concentration risk, percentage					36.30%	52.90%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | One Customers [Member]
Product Information [Line Items]
Concentration risk, percentage							23.90%	23.90%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Three Suppliers [Member]
Product Information [Line Items]
Concentration risk, percentage							57.00%	57.00%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Three Supplier [Member]
Product Information [Line Items]
Concentration risk, percentage							61.40%	61.40%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Two Suppliers [Member]
Product Information [Line Items]
Concentration risk, percentage					30.10%		57.00%